ENTITY-WIDE DISCLOSURE (Schedule of Long-Lived Assets by Geographical Location) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	$ 33,979	$ 28,046	$ 21,424
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	15,071	16,692	12,894
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	$ 18,908	$ 11,354	$ 8,530